INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

(9) INCOME TAXES

The Company, its subsidiaries and consolidated VIEs file separate income tax returns.

Cayman

Under the current laws of Cayman Islands, the Company is not subject to tax on their income or capital gains. In addition, no Cayman Islands withholding tax is imposed upon any payments of dividends.

China

In 2007, the PRC enacted a new CIT Law and promulgated related regulations, effective from January 1, 2008, which impose a unified income tax rate of 25% for both domestic and foreign invested enterprises. Enterprises qualified as “High New Technology Enterprises (“HNTE”)” enjoy a preferential CIT rate of 15%. eLongNet Information Technology (Beijing) Co., Ltd. (“eLong Information”), a subsidiary of the Group, and Beijing eLong Information Technology Co., Ltd. (“Beijing Information”), a VIE of the Group, have each been certified as a HNTE under the new CIT law and enjoyed a reduced CIT rate of 15% for fiscal years 2008, 2009 and 2010.

In 2011, eLong Information renewed its HNTE status and Beijing Xici Interactive Information Technology Co. Ltd (“Beijing Xici”) received its HNTE certification. Both of these companies enjoyed, and will enjoy, a reduced CIT rate of 15% for fiscal years 2011, 2012 and 2013.

In 2011, Beijing Information ended its HNTE certification, and thus was taxed at the unified income tax rate of 25%.

Hangzhou eLong Air Service Co., Ltd. (“Hangzhou Air”) was taxed at 25% of deemed taxable income which was determined based on the deemed profit method with the current deemed profit rate of 10% for fiscal year 2009. Beijing Xici was taxed under the same method in fiscal year 2009. In fiscal year 2010 and 2011, Hangzhou Air was taxed at the unified income tax rate of 25% based on the taxable income. In the fiscal year 2010, Beijing Xici was taxed at the unified income tax rate of 25% based on the taxable income.

Three Shenzhen branches of the Group were entitled to a transitional preferential tax rate of 24% for fiscal year 2011 based on Regulations on Special Economic Zones in Guangdong Province. From fiscal year 2012, the three Shenzhen branches of the Group apply a unified income tax rate of 25%.

The CIT Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside the PRC. The 10% withholding tax rate can be reduced based on the tax arrangement or tax treaties between China and other jurisdictions. Undistributed earnings generated before January 1, 2008 are exempted from withholding tax when such earnings are distributed to the foreign investor in 2008 or thereafter. The Group’s foreign invested subsidiaries and its VIEs are reinvesting its earnings and, as such, under ASC subtopic 740-30, Income Taxes: Other Considerations or Special Areas, the Company has not recorded deferred tax liabilities on the outside basis in its foreign invested subsidiaries and VIEs. It is not practicable for the Group to estimate the amount of unrecognized deferred tax liabilities.

Under the CIT Law, a company incorporated outside of the PRC, but having effective management in the PRC will be considered a PRC tax resident and will be subject to PRC CIT on its worldwide income. The Implementation Regulations of the new CIT Law further define effective management as the “substantive comprehensive management and control of the production, business, personnel, finance and assets of a company.”

As of December 31, 2011, Expedia, Inc. controls approximately 83% of the voting power of the Company. Accordingly, Expedia, Inc. generally is able to exercise control over all matters requiring approval by our Board of Directors or our shareholders. If the PRC tax authorities treat eLong, Inc. as a PRC tax resident, the Company would be subject to PRC CIT on its worldwide income and such determination may have retroactive effect.

The Group’s consolidated income before income taxes consists of:

	For the year ended December 31,
	2009	2010	2011
Cayman	(6,168,957)	(39,345,451)	(30,010,398)
China	29,852,631	66,866,024	80,657,817

Total	23,683,674	27,520,573	50,647,419

Income tax expense attributable to income from operations consists of:

	(00,000,000)	(00,000,000)	(00,000,000)
	For the year ended December 31,
	2009	2010	2011
Current	3,754,369	13,968,847	16,173,522
Deferred	26,216	(7,076,682)	(5,427,774)

Total	3,780,585	6,892,165	10,745,748

The significant components of deferred income tax expense (benefit) attributable to income from operations for the years ended December 31, 2009, 2010 and 2011 are as follows:

	For the year ended December 31,
	2009	2010	2011
Deferred income tax expense (benefit) (excluding decrease in the valuation allowance for deferred tax assets)	1,578,116	(2,574,290)	(5,180,693)
Decrease in the valuation allowance for deferred tax assets	(1,551,900)	(4,502,392)	(247,081)

Deferred income tax expense (benefit)	26,216	(7,076,682)	(5,427,774)

Income tax expense differed from the amounts computed by applying the PRC enterprise income tax rate of 25% for 2009, 2010 and 2011 to pretax income from operations as a result of the following:

	For the year ended December 31,
	2009	2010	2011
Computed expected tax expense at PRC statutory rates	5,920,918	6,880,143	12,661,855
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance for deferred tax assets allocated to income tax expense	(1,551,900)	(4,502,392)	(247,081)
Adjustment to deferred tax assets and liabilities for changes in enacted tax rates	—	(104,396)	264,341
Expired net operating loss carry forwards	603,615	1,030,521	135,631
Effect of differing tax rates in different jurisdictions inside PRC	(2,902,609)	(6,397,170)	(8,355,753)
Effect of differing tax rates in jurisdictions outside PRC	1,542,239	9,837,757	7,508,369
Prior year tax return true up	83,490	55,634	(1,802,466)
Non deductible entertainment expenses	118,248	113,613	137,064
Non deductible allowance for doubtful accounts	38,286	73,374	397,702
Others	(71,702)	(94,919)	46,086

Income tax expense	3,780,585	6,892,165	10,745,748

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years for underpayment of taxes due to computational errors made by the taxpayer or the withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined. In the case of transfer pricing issues, the statute of limitations is three years, and will be extended to ten years under special circumstances, which are not clearly defined. There is no statute of limitations in the case of tax evasion. The Group’s 2007 to 2011 tax returns remain subject to examination by the PRC tax authorities. The Group did not have any unrecognized tax benefits for the year ended December 31, 2011. No interest or penalty related to unrecognized uncertain tax positions was recorded in the 2009, 2010 and 2011 consolidated financial statements.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below.

	For the year ended December 31,
	2010	2011
Deferred tax assets:
Operating loss carryforwards	1,178,413	2,396,878
Property and equipment	201,322	176,507
Accrued expenses and deferred revenue	7,754,382	11,301,506

Total gross deferred tax assets	9,134,117	13,874,891
Less: valuation allowance	(770,298)	(523,217)

Net deferred tax assets	8,363,819	13,351,674

Deferred tax liabilities:
Software capitalization	930,708	490,789

Total deferred tax liabilities	930,708	490,789

Total net deferred tax assets	7,433,111	12,860,885

Deferred tax assets, net:
Current, included in prepaid expenses and other current assets	7,754,382	11,262,669
Non-current, included in other non-current assets	609,437	2,089,005
Deferred tax liabilities, included in other liabilities:	930,708	490,790

The beginning of the year valuation allowance is adjusted for changes in circumstances that cause a reassessment in judgment of the realizability of deferred tax assets in future years. There was no change of the beginning of the year valuation allowance for the year ended December 31, 2009. The decrease of the beginning of the year valuation allowance was RMB3,680,149 for the year ended December 31, 2010, primarily due to the accumulated profitable position of eLong Information in 2010. There was no change of the beginning of the year valuation allowance for the year ended December 31, 2011.

The gross amount of operating loss carryforwards which will expire between 2012 and 2016 are as follows: RMB197,019 in 2012, RMB276,314 in 2013, RMB753,895 in 2014, RMB561,302 in 2015, and RMB7,798,982 in 2016.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible or utilized. The Group considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon an assessment of the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible or can be utilized, management has provided valuation allowances of RMB770,298 and RMB523,217 as of December 31, 2010 and 2011, respectively.